Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Jul. 31, 2011
Document and Entity Information
Entity Registrant Name	JPMORGAN CHASE & CO
Entity Central Index Key	0000019617
Document Type	8-K
Document Period End Date	Nov. 04, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 144,824,681,723
Entity Common Stock Shares Outstanding		3,899,050,011